As filed with the U.S. Securities and Exchange Commission on August 27, 2021

Securities Act File No. 333-254077

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre Effective Amendment No.	☐
Post Effective Amendment No. 1	☒

(Check appropriate box or boxes.)

LEGG MASON PARTNERS EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

620 Eight Avenue, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Marc De Oliveira

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”).

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of Diamond Hill Corporate Credit Fund and Diamond Hill High Yield Fund, each a series of Diamond Hill Funds, with and into BrandywineGLOBAL – Corporate Credit Fund and BrandywineGLOBAL – High Yield Fund, each a series of Legg Mason Partners Equity Trust, as required by Item 16(12) of Form N-14.

Parts A and B are incorporated herein by reference to the definitive Combined Information Statement/Prospectus and the definitive Statement of Additional Information filed pursuant to Rule 497 under the Securities Act on April 12, 2021 (Accession No. 0001193125-21-113290).

PART C

OTHER INFORMATION

ITEM 15.    INDEMNIFICATION

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•         to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•         to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust requires that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements provide that the manager or subadvisor, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements further provide that the manager or the subadvisor, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect with the manager or the subadvisor, as applicable, against any liability to the Fund to which the manager or subadvisor, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements.

ITEM 16.    EXHIBITS

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 033-43446 and 811-06444).

(1)(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 (the “Declaration of Trust”) is incorporated herein by reference to Post-Effective Amendment No. 213 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August  22, 2011.

(1)(b) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant dated March 4, 2021 and incorporated into the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 491 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 5, 2021 (Post-Effective Amendment No.  491).

(1)(c) Amended and Restated Designation of Classes dated March 4, 2021 and incorporated into the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No.  491.

(2) The Registrant’s By-Laws dated October 4, 2006 as amended and restated as of April 7, 2020 are incorporated by reference to Post-Effective Amendment No. 476 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 22, 2020.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14, as Appendix B.

(5) Not Applicable.

(6)(a) Form of Management Agreement between the Registrant, on behalf of BrandywineGLOBAL – Corporate Credit Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No.  491.

(6)(b) Form of Management Agreement between the Registrant, on behalf of BrandywineGLOBAL -High Yield Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No.  491.

(6)(c) Form of Subadvisory Agreement between LMPFA and Brandywine Global Investment Management, LLC (“Brandywine”), with respect to BrandywineGLOBAL – Corporate Credit Fund is incorporated herein by reference to Post-Effective Amendment No. 491.

(6)(d) Form of Subadvisory Agreement between LMPFA and Brandywine, with respect to BrandywineGLOBAL – High Yield Fund is incorporated herein by reference to Post-Effective Amendment No.  491.

(7)(a) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated July 31, 2020 is incorporated herein by reference to Post-Effective Amendment No. 486. to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 21, 2020 (“Post-Effective Amendment No. 486”).

(7)(b) Form of Appendix A to Distribution Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-254077) as filed with the SEC on March 10, 2021 (Accession No. 0001193125-21-075962).

(8)(a) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 5, 2006.

(8)(b) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No.  61”).

(8)(c) Legg Mason Investment Series (formerly Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(8)(d) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan dated as of July 10, 2006 is incorporated herein by reference to Post-Effective Amendment No. 61.

(8)(e) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No.  61.

(9)(a) Custodian Services Agreement with The Bank of New York Mellon, dated January 1, 2018, is incorporated herein by reference to Post-Effective Amendment No. 405 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 26, 2018 (“Post-Effective Amendment No.  405”).

(9)(b) Fund Accounting Services Agreement with The Bank of New York Mellon, dated January 1, 2018, is incorporated herein by reference to Post-Effective Amendment No.  405.

(10)(a) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant dated February 8, 2007, as amended and restated as of April 27, 2017, October 31, 2017 and May 5, 2020, is incorporated herein by reference to Post-Effective Amendment No.  486.

(10)(b) Appendix A to Shareholder Services and Distribution Plan, amended and restated March 4, 2021, is incorporated herein by reference to Post-Effective Amendment No.  491.

(10)(c) Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November  30, 2007.

(11) Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-254077) as filed with the SEC on March 10, 2021 (Accession No. 0001193125-21-075962).

(12)(a) Opinion of Morgan, Lewis  & Bockius LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus with respect to the reorganization of BrandywineGLOBAL - Corporate Credit Fund and Diamond Hill Corporate Credit Fund is filed herewith.

12(b) Opinion of Morgan, Lewis & Bockius LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus with respect to the reorganization of BrandywineGLOBAL - High Yield Fund and Diamond Hill High Yield Fund is filed herewith.

(13)(a) Transfer Agency and Services Agreement, dated December 19, 2013, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY”) is incorporated herein by reference to Post-Effective Amendment No. 315 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 15, 2014.

(13)(b) Schedule A to the Transfer Agency and Services Agreement between the Registrant and BNY is incorporated herein by reference to Post-Effective Amendment No. 336 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April  9, 2015.

(13)(c) Amendment No.  1 to Transfer Agency and Services Agreement, dated September 1, 2014, is incorporated herein by reference to Post-Effective Amendment No.  325 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 19, 2015.

(13)(d) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 491.

(14) Consent of Cohen  & Company Ltd., Independent Registered Public Accounting Firm, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-254077) as filed with the SEC on March 10, 2021 (Accession No. 0001193125-21-075962).

(15) Not Applicable.

(16) Powers of Attorney are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-254077) as filed with the SEC on March 10, 2021 (Accession No. 0001193125-21-075962).

(17)(a) Form of Proxy Card is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-254077) as filed with the SEC on March 10, 2021 (Accession No. 0001193125-21-075962).

(17)(b) Prospectus and Statement of Additional Information of Diamond Hill Corporate Credit Fund, dated February 28, 1, 2021 are incorporated herein by reference to Post-Effective Amendment No. 79 to Diamond Hill Fund’s Registration Statement on Form N-1A, as filed with the SEC on February 26, 2021 (“Diamond Hill Post-Effective Amendment No. 79”).

(17)(c) Prospectus and Statement of Additional Information of Diamond Hill High Yield Fund, dated February 28, 2021 are incorporated herein by reference to Diamond Hill Post-Effective Amendment No. 79.

(17)(d) Audited financials as included in the Annual Report of Diamond Hill Corporate Credit Fund, dated December 31, 2020 is incorporated herein by reference to Diamond Hill Funds Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR, as filed with the SEC on February  22, 2021 (“Diamond Hill Form N-CSR”).

(17)(e) Audited financials as included in the Annual Report of Diamond Hill High Yield Fund, dated December 31, 2020 is incorporated herein by reference to Diamond Hill Form N-CSR.

ITEM 17.    UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Morgan, Lewis & Bockius LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 pursuant to Rule
485(b) under the Securities Act, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on this 27th day of August, 2021.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of its series:

BrandywineGLOBAL – Corporate Credit Fund

BrandywineGLOBAL – High Yield Fund

By:	/s/ Jane E. Trust
Jane E. Trust

President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated below on August 27, 2021.

Signature	Title

/s/ Jane E. Trust Jane E. Trust	President, Chief Executive Officer and Trustee

/s/ Christopher Berarducci Christopher Berarducci	Treasurer and Principal Financial Officer

/s/ Paul R. Ades * Paul R. Ades	Trustee

/s/ Andrew L. Breech * Andrew L. Breech	Trustee

/s/ Althea Duersten * Althea Duersten	Trustee

/s/ Stephen R. Gross * Stephen R. Gross	Trustee

/s/ Susan M. Heilbron * Susan M. Heilbron	Trustee

/s/ Howard Johnson.* Howard Johnson.	Trustee

Arnold L. Lehman	Trustee

Robin J.W. Masters	Trustee

/s/ Jerome H. Miller * Jerome H. Miller	Trustee

/s/ Kenneth Miller * Kenneth Miller	Trustee

G. Peter O’Brien	Trustee

/s/ Thomas F. Schlafly * Thomas F. Schlafly	Trustee

*By: /s/ Jane E. Trust Jane E. Trust

* Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

(12)(a)	Opinion of Morgan, Lewis & Bockius LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus with respect to the reorganization of BrandywineGLOBAL - Corporate Credit Fund and Diamond Hill Corporate Credit Fund.

(12)(b)	Opinion of Morgan, Lewis & Bockius LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus with respect to the reorganization of BrandywineGLOBAL - High Yield Fund and Diamond Hill High Yield Fund is filed herewith.